As filed with the Securities and Exchange Commission on August 28, 2023

File No. 333-270673

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 1	[ X ]
(Check appropriate box or boxes)

AIM Investment Funds
(Invesco Investment Funds)
(Exact Name of Registrant as Specified in Charter)
11 Greenway Plaza, Houston, TX 77046
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919
(Registrant's Area Code and Telephone Number)

Melanie Ringold, Esquire
11 Greenway Plaza, Houston, TX 77046
(Name and address of Agent for Service)

Copy to:

Taylor V. Edwards, Esquire Invesco Advisers, Inc. 225 Liberty Street, 15th Fl. New York, NY 10281-1087	Matthew R. DiClemente, Esquire Mena Larmour, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered: Class A, Class C, Class R, Class R5, Class R6 and Class Y shares of beneficial interest, without par value, of Invesco Developing Markets Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on May 8, 2023 under Accession Number 0001193125-23-138404.

PART C
OTHER INFORMATION
Item 15. Indemnification.
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended and Article VIII of its Bylaws and are hereby incorporated by reference. See Items 28(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, effective as of September 20, 2022, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust Act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $50,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco Advisers to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Canada Ltd, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc., and separate Sub-Advisory Agreements with each of Invesco Capital Management, LLC, Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-Adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

Exhibit Number			Description

(1)			Fifth Amended and Restated Agreement and Declaration of Trust of Registrant, effective September 20, 2022. (37)

(2)			Bylaws, adopted effective September 20, 2022. (37)

(3)			Voting Trust Agreements – None

(4)			Agreement and Plan of Reorganization by and among the Registrant, on behalf of certain series portfolios, dated April 13, 2023. (39)

(5)			Articles II, VI, VII, VIII and IX of the Fifth Amended and Restated Agreement and Declaration of Trust and Articles IV, V and VI of the Bylaws define rights of holders of shares.

(6)	(1)	(a)	Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (27)

	(1)	(b)	Amendment No. 1, dated August 5, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (27)

	(1)	(c)	Amendment No. 2, dated September 30, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (27)

	(1)	(d)	Amendment No. 3, dated December 22, 2020, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (27)

	(1)	(e)	Amendment No. 4, dated April 23, 2021, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (33)

	(1)	(f)	Amendment No. 5, dated February 28, 2022, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (37)

	(1)	(g)	Amendment No. 6, dated September 28, 2022, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (37)

	(1)	(h)	Amendment No. 7, dated January 23, 2023, to Amended and Restated Master Investment Advisory Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (37)

	(2)	(a)
Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (27)

(2)	(b)
Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (27)

(2)	(c)
Amendment No. 2, dated September 30, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (27)

(2)	(d)
Amendment No. 3, dated December 22, 2020, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (27)

(2)	(e)
Amendment No. 4, dated April 23, 2021, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (33)

(2)	(f)
Amendment No. 5, dated February 28, 2022, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (37)

(2)	(g)
Amendment No. 6, dated September 28, 2022, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (37)

(2)	(h)
Amendment No. 7, dated January 23, 2023, to the Amended and Restated Master Intergroup Sub-Advisory Contract for Mutual Funds, dated July 1, 2020 between Invesco Advisors, Inc., on behalf of Registrant, and each of Invesco Canada Ltd., Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Ltd., Invesco Hong Kong Limited, and Invesco Senior Secured Management, Inc. (37)

(3)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (24)

(3)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (25)

(3)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (25)

(3)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (25)

(3)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (28)

(3)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (29)

(3)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (30)

(3)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management LLC dated July 1, 2020. (31)

(3)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (34)

(3)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (34)

(3)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (34)

(3)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (36)

(3)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (37)

(3)	(n)	Amendment No. 13, dated February 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated July 1, 2020. (37)

(4)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (25)

(4)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (25)

(4)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (25)

(4)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (25)

(4)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (28)

(4)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (29)

(4)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (30)

(4)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (31)

(4)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (34)

	(4)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (34)

	(4)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (34)

	(4)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated July 1, 2020. (36)

	(4)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (37)

	(4)	(n)	Amendment No. 13, dated February 21, 2023, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited, dated July 1, 2020. (37)

	(5)	(a)	Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (24)

	(5)	(b)	Amendment No. 1, dated September 4, 2020, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (26)

	(5)	(c)	Amendment No. 2, dated March 31, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (30)

	(5)	(d)	Amendment No. 3, dated April 23, 2021, to the Amended and Restated Sub-Advisory Contract – Invesco Advisers, Inc. and OppenheimerFunds, Inc. dated July 1, 2020. (30)

(7)	(1)	(a)	Amended and Restated Master Distribution Agreement, dated July 1, 2020 between the Registrant and Invesco Distributors, Inc. (24)

	(1)	(b)	Amendment No. 1, dated August 5, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (25)

	(1)	(c)	Amendment No. 2, dated September 4, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (25)

	(1)	(d)	Amendment No. 3, dated October 9, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (25)

	(1)	(e)	Amendment No. 4, dated December 22, 2020, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (27)
	(1)	(f)	Amendment No. 5, dated February 18, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (29)
	(1)	(g)	Amendment No. 6, dated March 31, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (30)
	(1)	(h)	Amendment No. 7, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (31)
	(1)	(i)	Amendment No. 8, dated August 2, 2021, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (34)

	(1)	(j)	Amendment No. 9, dated February 28, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (34)

	(1)	(k)	Amendment No. 10, dated April 29, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (34)

	(1)	(l)	Amendment No. 11, dated September 28, 2022, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (36)

	(1)	(m)	Amendment No. 12, dated January 23, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (37)

	(1)	(n)	Amendment No. 13, dated February 10, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (37)

	(1)	(o)	Amendment No. 14, dated February 21, 2023, to the Amended and Restated Master Distribution Agreement, between the Registrant and Invesco Distributors, Inc. (37)

	(2)		Form of Selected Dealer Agreement between Invesco Aim Distributors, Inc. and selected dealers. (5)

	(3)		Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks. (5)

(8)	(1)		Form of Invesco Funds Retirement Plan for Eligible Directors/Trustees, as approved by the Board of Directors/Trustees on December 31, 2013. (14)

	(2)	(a)	Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by the Board/Trustees on December 31, 2011. (16)

	(2)	(b)	Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (17)

(9)	(1)		Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated June 1, 2018. (21)

	(2)		Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York. (1)
	(3)	(a)	Custody Agreement between Registrant and UMB Bank, N.A. dated December 27, 2011 (29)

	(3)	(b)	Assignment Amendment to Custody Agreement between Registrant and UMB Bank, N.A. dated May 22, 2019 (29)

(10)	(1)	(a)	Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (37)

	(1)	(b)	Amendment No. 1, dated September 28, 2022, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (37)

	(1)	(c)	Amendment No. 2, dated January 23, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (37)

	(1)	(d)	Amendment No. 3, dated February 10, 2023, to the Fifth Amended and Restated Distribution and Service Plan (Compensation) effective July 1, 2022. (37)

	(2)	(a)	Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022, as subsequently amended. (35)

	(2)	(b)	Amendment No. 1, dated February 10, 2023, to the Fourth Amended and Restated Distribution and Service Plan (Reimbursement), effective July 1, 2022, as subsequently amended. (37)

	(3)		Second Amended and Restated Service Plan (Reimbursement) dated July 1, 2022. (35)

	(4)		Multiple Class Plan of the Invesco Funds effective January 22, 2021. (27)

(11)			Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (38)

(12)			Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders. (*)

(13)	(1)	(a)	Third Amended and Restated Master Administrative Services Agreement, dated July 1, 2020, between Registrant and Invesco Advisors, Inc. (29)

	(1)	(b)	Amendment No. 1, dated August 5, 2020, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisors, Inc. (29)

	(1)	(c)	Amendment No. 2, dated September 30, 2020, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisors, Inc. (29)

	(1)	(d)	Amendment No. 3, dated December 22, 2020, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisors, Inc. (29)

	(1)	(e)	Amendment No. 4, dated April 23, 2021, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisors, Inc. (33)

	(1)	(f)	Amendment No. 5, dated February 28, 2022, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisors, Inc. (37)

	(1)	(g)	Amendment No. 6, dated September 28, 2022, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisors, Inc. (37)

	(1)	(h)	Amendment No. 7, dated January 23, 2023, to the Third Amended and Restated Master Administrative Services Agreement, between Registrant and Invesco Advisors, Inc. (37)

	(2)	(a)	Fifth Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2020, between Registrant and Invesco Investment Services, Inc. (27)

	(2)	(b)	Amendment No. 1, dated July 1, 2021, to the Fifth Amended and Restated Transfer Agency and Service Agreement, between Registrant and Invesco Investment Services, Inc. (33)

	(3)		Eighth Amended and Restated Memorandum of Agreement, dated July 1, 2014, regarding securities lending waiver, between Registrant (on behalf of all Funds) and Invesco Advisers, Inc. (15)

	(4)		Memorandum of Agreement, dated December 20, 2022, regarding expense limitations between Registrant (on behalf of certain Funds) and Invesco Advisers, Inc. (37)

	(5)		Memorandum of Agreement, dated December 1, 2022, regarding advisory fee waivers and affiliated money market fund waivers, between Registrant and Invesco Advisers, Inc. (36)

	(6)		Interfund Lending Agreement dated December 12, 2016, between Registrant and Invesco Advisors, Inc. (18)

	(7)		Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.). (3)

	(8)		Form of Rule 12d1-4 Fund of Funds Investment Agreement. (33)

(14)			Consent of PricewaterhouseCoopers LLP with respect to AIM Investment Funds (Invesco Investment Funds). (38)

(15)			Omitted Financial Statements – None.

(16)			Power of Attorney. (38)

(17)	(a)
Code of Ethics and Personal Trading Policy for North America, dated January 2023, relating to Invesco Advisers, Inc., Invesco Canada Ltd., Invesco Senior Secured Management and Invesco Capital Management, LLC. (37)

	(b)	Code of Ethics and Personal Trading Policy for EMEA dated January 2023, relating to Invesco Asset Management Limited and Invesco Asset Management Deutschland (GmbH). (37)

(c)
Code of Ethics and Personal Trading Policy for APAC, dated January 2023, relating to Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Asset Management (India) PVT. LTD. (37)

(1)	Incorporated by reference to PEA No. 61, filed on January 30, 2002.

(2)	Incorporated by reference to PEA No. 66, filed on February 20, 2004.

(3)	Incorporated by reference to PEA No. 67, filed on August 31, 2004.

(4)	Incorporated by reference to PEA No. 79, filed on December 20, 2006.

(5)	Incorporated by reference to PEA No. 84, filed on February 25, 2009.

(6)	Incorporated by reference to PEA No. 86, filed on May 29, 2009.

(7)	Incorporated by reference to PEA No. 92, filed on February 26, 2010.

(8)	Incorporated by reference to PEA No. 97, filed on July 16, 2010.

(9)	Incorporated by reference to PEA No. 106, filed on December 21, 2010.

(10)	Incorporated by reference to PEA No. 116, filed on September 23, 2011.

(11)	Incorporated by reference to PEA No. 123, filed on February 24, 2012.

(12)	Incorporated by reference to PEA No. 130, filed on February 26, 2013.

(13)	Incorporated by reference to PEA No. 135, filed on December 13, 2013.

(14)	Incorporated by reference to PEA No. 138, filed on February 26, 2014.

(15)	Incorporated by reference to PEA No. 144, filed on September 26, 2014.

(16)	Incorporated by reference to PEA No. 146, filed on February 25, 2015.

(17)	Incorporated by reference to PEA No. 151, filed on December 28, 2015.

(18)	Incorporated by reference to PEA No. 158, filed on February 24, 2017.

(19)	Incorporated by reference to PEA No. 162, filed on June 5, 2017.

(20)	Incorporated by reference to PEA No. 168, filed on February 27, 2018.

(21)	Incorporated by reference to PEA No. 175, filed on February 27, 2019.

(22)	Incorporated by reference to PEA No. 176, filed on May 23, 2019.

(23)	Incorporated herein by reference to PEA No. 178, filed on September 26, 2019.

(24)	Incorporated by reference to Post-Effective Amendment No. 137 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on August 21, 2020.

(25)	Incorporated by reference to Post-Effective Amendment No. 139 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on October 9, 2020.

(26)	Incorporated by reference to Post-Effective Amendment No. 143 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 18, 2020.

(27)	Incorporated herein by reference to PEA No. 191, filed on February 22, 2021.

(28)	Incorporated by reference to Post-Effective Amendment No. 141 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on February 25, 2021.

(29)	Incorporated by reference to Post-Effective Amendment No. 192 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on March 30, 2021.

(30)	Incorporated by reference to Post-Effective Amendment No. 163 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on April 30, 2021.

(31)	Incorporated by reference to Post-Effective Amendment No. 85 to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Registration Statement on Form N-1A, filed on September 7, 2021.

(32)	Incorporated by reference to Post-Effective Amendment No. 104 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 25, 2021.

(33)	Incorporated by reference to PEA No. 193, filed on February 25, 2022.

(34)	Incorporated by reference to Post-Effective Amendment No. 105 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on June 27, 2022.

(35)	Incorporated by reference to Post-Effective Amendment No. 121 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on August 25, 2022.

(36)	Incorporated by reference to Post-Effective Amendment No. 174 to AIM Counselor Series Trust (Invesco Counselor Series Trust) Registration Statement on Form N-1A, filed on December 15, 2022.

(37)	Incorporated by reference to PEA No. 195, filed on February 27, 2023.

(38)	Incorporated by reference to the Registration Statement on Form N-14, filed on March 17, 2023.

(39)	Incorporated by reference to the definitive materials on Form 497(b), filed on May 8, 2023.

(*)	Filed herewith electronically.

Item 17. Undertakings.
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston and State of Texas on the 28th day of August, 2023.

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

By:	/s/ Sheri Morris
Sheri Morris
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE
/s/ Sheri Morris	President (Principal Executive Officer)	August 28, 2023
(Sheri Morris)

/s/ Beth Ann Brown*	Chair and Trustee	August 28, 2023
(Beth Ann Brown)

/s/ Martin L. Flanagan*	Vice Chair and Trustee	August 28, 2023
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	August 28, 2023
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	August 28, 2023
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	August 28, 2023
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	August 28, 2023
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	August 28, 2023
(Prema Mathai-Davis)

/s/ Joel W. Motley*	Trustee	August 28, 2023
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	August 28, 2023
(Teresa M. Ressel)

/s/ Robert C. Troccoli*	Trustee	August 28, 2023
(Robert C. Troccoli)

/s/ Daniel S. Vandivort*	Trustee	August 28, 2023
(Daniel S. Vandivort)

/s/ Adrien Deberghes	Vice President & Treasurer	August 28, 2023
Adrien Deberghes	(Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney dated March 16, 2023, filed in the Registrant’s Registration Statement on Form N-14 on March 17, 2023.

EXHIBIT INDEX

(12)	Opinion of Stradley Ronon Stevens & Young, LLP supporting the tax matters and consequences to shareholders